Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 2,238	¥ 3,921	¥ (7,374)
Depreciation and amortization	397,091	354,624	376,695
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	43,153	54,151	51,070
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	353,938	300,473	325,625
Operating Segments | Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(186)	(534)	(2,700)
Depreciation and amortization	24,186	24,128	23,815
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	20,798	18,336	16,529
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies		(70)	188
Depreciation and amortization	28,472	32,622	39,589
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	21,781	25,238	25,806
Operating Segments | Devices
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	105,975	87,795	106,472
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(981)	(742)	(1,829)
Depreciation and amortization	22,375	19,980	18,078
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	3,801	3,471	2,338
Depreciation and amortization	17,795	14,644	15,572
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(645)	(782)	(2,336)
Depreciation and amortization	102,270	66,223	54,348
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	249	2,578	(3,035)
Depreciation and amortization	¥ 10,286	¥ 11,507	¥ 25,416